SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Share $ / shares	Dec. 31, 2020 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | Share	2,402,000	1,835,000
Share options granted, average exercise price	$ 1.60	$ 0.85
Weighted average grant-date fair value	$ 0.88	$ 0.46
Weighted average fair value at measurement date share options granted | $	$ 1,235	$ 1,856
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan	9.50%
Directors, executives and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted | Share	2,402,000	1,835,000
Share options granted, average exercise price	$ 1.60	$ 0.85
Total fair value of options granted | $	$ 2,114	$ 844
Weighted average grant-date fair value	$ 0.88	$ 0.46
Independent directors [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allowable under the plan for independent directors	1.00%
Options exercise period	5 years
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term financial liability | $	$ 4,643	$ 3,525
Number of units granted in share-based payment arrangement | Share	198,000	572,000
Weighted average fair value at measurement date share awards granted per share	$ 1.58	$ 0.72
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | Share	530,000	1,375,000
Weighted average fair value at measurement date share awards granted per share	$ 1.74	$ 1.05
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance factor	250.00%
Performance Share Units [Member] | Senior Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted in share-based payment arrangement | Share	530,000	1,375,000